UNITED STATES
                       SECURITIES AND EXCHANGE COMMISSION
                             Washington, D.C. 20549

                                    FORM N-Q

             QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED
                         MANAGEMENT INVESTMENT COMPANY

                  Investment Company Act file number 811-10245
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                            GAM Avalon Lancelot, LLC
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               (Exact name of registrant as specified in charter)

                               330 Madison Avenue
                               New York, NY 10017
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               (Address of principal executive offices) (Zip code)

                                Kenneth A. Dursht
                                  GAM USA Inc.
                               330 Madison Avenue
                               New York, NY 10017
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                     (Name and address of agent for service)

        Registrant's telephone number, including area code: 212-407-4600
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                        Date of fiscal year end: March 31
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                     Date of reporting period: June 30, 2006
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Form N-Q is to be used by management investment companies, other than small business investment companies registered on Form N-5 (ss.ss. 239.24 and 274.5 of this chapter), to file reports with the Commission, not later than 60 days after the close of the first and third fiscal quarters, pursuant to rule 30b1-5 under the Investment Company Act of 1940 (17 CFR 270.30b1-5). The Commission may use the information provided on Form N-Q in its regulatory, disclosure review, inspection, and policymaking roles.

A registrant is required to disclose the information specified by Form N-Q, and the Commission will make this information public. A registrant is not required to respond to the collection of information contained in Form N-Q unless the Form displays a currently valid Office of Management and Budget ("OMB") control number. Please direct comments concerning the accuracy of the information collection burden estimate and any suggestions for reducing the burden to the Secretary, Securities and Exchange Commission, 100 F Street, NE, Washington, DC 20549. The OMB has reviewed this collection of information under the clearance requirements of 44 U.S.C. ss. 3507.

ITEM 1. SCHEDULE OF INVESTMENTS.
The Schedule(s) of Investments is attached herewith.

GAM AVALON LANCELOT, LLC
SCHEDULE OF INVESTMENTS
AS AT JUNE 30, 2006

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                                                                             % OF
                                                                              NET
FUND NAME                                  COST           FAIR VALUE         ASSETS        LIQUIDITY*             OBJECTIVE*
-------------------------             -------------     -------------    --------------   -----------    ---------------------------

Capital Hedge Fund, Ltd.                14,524,962        17,131,602          11.03           Monthly        Discretionary Macro
JWM Global Macro I Fund LLC             12,600,000        14,984,617           9.64          Quarterly       Discretionary Macro
Alson Signature Fund, LP                10,100,000        13,888,566           8.94          Quarterly         US Equity Hedge
Global Undervalued Securities
  Fund LP                                5,330,000        11,525,454           7.42          Quarterly       Discretionary Macro
Davco Fund, LP                           9,650,000        11,301,401           7.27          Quarterly         Systematic Trend
Optimal Japan Fund US $                  6,400,000        10,862,292           6.99           Monthly      Asia-Pacific Equity Hedge
Pacific & General Investments LP        10,000,000        10,452,218           6.73          Quarterly         US Equity Hedge
Seven Global QP I. LP                    8,500,000         8,870,672           5.71          Quarterly       Global Equity Hedge
Blue Mountain Credit Alternatives
  Fund LP                                8,100,000         8,740,586           5.63           Monthly         Credit Arbitrage
Boyer Allan Pacific Fund                 4,025,000         8,065,639           5.19           Monthly      Equity Hedge Asia Pacific
Jefferies RTS Fund, LP                   4,000,000         6,102,796           3.93
Lucerne Mid-Cap Fund, LP                 5,300,000         5,120,143           3.29
Eckhardt Futures LP                      1,910,000         2,697,561           1.74
Roy G. Niederhoffer (Ireland)
  Fund No. 2                             2,700,000         2,639,326           1.70
Rubicon Global Partners LP               1,310,000         2,233,010           1.44
Caxton Equity Growth, LLC                1,165,000         1,885,911           1.21
Blue Crest Equity Fund, LP               1,800,000         1,777,725           1.14
                                     --------------    --------------  --------------

TOTAL                                 $107,414,962      $138,279,519          89.00
                                     ==============    --------------  --------------
OTHER ASSETS IN EXCESS
   OF LIABILITIES                                         17,090,558          11.00
                                                       -------------    -------------
NET ASSETS                                              $155,370,077          100.00%
                                                       ==============   =============


* This information is presented only for investment funds that constituted 5% or more of net assets of GAM Avalon Lancelot, LLC.


ITEM 2. CONTROLS AND PROCEDURES.

   (a) The registrant's principal executive and principal financial officers, or persons performing similar functions, have concluded that the registrant's disclosure controls and procedures (as defined in Rule 30a-3(c) under the Investment Company Act of 1940, as amended (the "1940 Act") (17 CFR 270.30a-3(c))) are effective, as of a date within 90 days of the filing date of the report that includes the disclosure required by this paragraph, based on their evaluation of these controls and procedures required by Rule 30a-3(b) under the 1940 Act (17 CFR 270.30a-3(b)) and Rules 13a-15(b) or 15d-15(b) under the Securities Exchange Act of 1934, as amended (17 CFR 240.13a-15(b) or 240.15d-15(b)).

   (b) There were no changes in the registrant's internal control over financial reporting (as defined in Rule 30a-3(d) under the 1940 Act (17 CFR 270.30a-3(d)) that occurred during the registrant's last fiscal quarter that have materially affected, or are reasonably likely to materially affect, the registrant's internal control over financial reporting.


ITEM 3. EXHIBITS.

Certifications pursuant to Rule 30a-2(a) under the 1940 Act and Section 302 of the Sarbanes-Oxley Act of 2002 are attached hereto.

                                   SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

(Registrant)   GAM Avalon Lancelot, LLC
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By (Signature and Title)*  /s/ Andrew Hanges
                         -------------------------------------------------------
                           Andrew Hanges, Director and President
                           (principal executive officer)

Date      August 25, 2006
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Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.


By (Signature and Title)*  /s/ Andrew Hanges
                         -------------------------------------------------------
                           Andrew Hanges, Director and President
                           (principal executive officer)

Date      August 25, 2006
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By (Signature and Title)*  /s/ Craig Giunta
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                           Craig Giunta, Treasurer
                           (principal financial officer)

Date      August 22, 2006
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* Print the name and title of each signing officer under his or her signature.